Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Income Tax [Line Items]
Federal tax rate	34.00%
Deferred tax asset valuation allowance	$ 9,869,000	$ 11,353,000	$ 11,100,000
Increase (decrease) in valuation allowance	(1,500,000)
Net operating loss carryforwards	25,100,000	11,400,000
Expiration period	2025 to 2031
Acquired net deferred tax assets			11,100,000
Unrecognized tax benefits	$ 0	$ 0